UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Ave.

East Hanover, NJ  07936

(Address of principal executive offices)  (Zip code)

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ  07936

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: as of December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS (Unaudited)

Portfolio Sort by Sector

As of 12/31/2013

12/31//2013 Prices

UPRIGHT GROWTH FUND

349 Ridgedale Ave,

East Hanover NJ 07936

Description

Quantity

Current Value

Weight

Equities

Basic Material

Bhp Billiton Ltd Adr

1,600.00

$109,088.00

1.10%

Dow Chemical Company

4,700.00

$208,680.00

2.11%

$317,768.00

3.21%

Real Estate

Proshs Ultra Real Estate

250.00

$16,967.50

0.17%

Bank

Bank Of America Corp

9,000.00

$140,130.00

1.41%

Computer

Apple Computer Inc

2,400.00

$1,346,448.00

13.58%

Consumer

Whirlpool Corp

100.00

$15,682.00

0.16%

Diversified Company

General Electric Company

2,000.00

$56,080.00

0.57%

Manitowoc Company Inc

29,000.00

$676,280.00

6.82%

$732,360.00

7.39%

Electronic

Au Optronics Corp Adr

8,650.00

$26,988.00

0.27%

cirrus logic inc*

4,000.00

$81,680.00

0.82%

Corning Inc

15,000.00

$267,300.00

2.70%

$375,968.00

3.79%

Energy

Canadian Solar Inc*

400.00

$11,928.00

0.12%

First Solar Inc*

1,700.00

$92,888.00

0.94%

Plug Power Inc New*

45,000.00

$69,750.00

0.70%

SunEdison*

47,000.00

$613,350.00

6.19%

$787,916.00

7.95%

Financial Service

Direxion Shs Exch Trd Fd

200.00

$18,060.00

0.18%

Food

Starbucks Corp

2,200.00

$172,458.00

1.74%

Insurance

A F L A C Inc

2,500.00

$167,000.00

1.69%

Metlife Inc

2,500.00

$134,800.00

1.36%

$301,800.00

3.04%

Leisure

Mgm Mirage*

1,000.00

$23,520.00

0.24%

Machinery

Caterpillar,Inc

500.00

$45,405.00

0.46%

Medical

Abbott Laboratories

1,500.00

$57,495.00

0.58%

ABBVIE INC COM

1,500.00

$79,215.00

0.80%

Pfizer Incorporated

10,800.00

$330,804.00

3.34%

Teva Pharm Inds Ltd Adrf

5,000.00

$200,400.00

2.02%

$667,914.00

6.74%

Oil

Chevron Corporation

300.00

$37,473.00

0.38%

Semiconductor

Himax Technologies Adr

33,000.00

$485,430.00

4.90%

Silcon Motion Technology

71,000.00

$1,004,650.00

10.13%

Taiwan Semiconductr Adrf

14,000.00

$244,020.00

2.46%

$1,734,100.00

17.49%

Telecommunication

Directv Group Inc*

1,000.00

$69,060.00

0.70%

Transportation

Dryships Inc

25,000.00

$117,500.00

1.19%

User-Defined

BAIDU INC ADR (CAYMN ISL)*

500.00

$88,940.00

0.90%

Total Securities Value

$7,009,470.00

70.71%

Cash and Money Funds

CASH

$2,903,805.00

29.29%

Other Assets Less Liabilities

$0.00

0.00%

Total Net Assets

$9,913,275.00

100.00%

* Non-Income producing securities.

NOTES TO FINANCIAL STATEMENTS

Upright Growth Fund

1.

SECURITY TRANSACTIONS

As of December 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,195,178, amounted to $2,814,291. This consisted of an aggregate gross unrealized appreciation of $3,123,962 and an aggregate gross unrealized depreciation of $309,671.

2.

SECURITY VALUATION

Listed Securities – Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day of valuation. Price information on listed securities is taken from the exchange where the security is primarily traded. Common stocks which are listed on an exchange, but not traded on the valuation date, are valued at the current bid prices.

Unlisted Securities – Unlisted equity securities for which market quotations are readily available and securities which will mature in 60 days or more are valued at the latest transaction prices furnished by an independent pricing service. Short-term instruments with a remaining maturity of less than 60 days are valued at the amortized cost, which approximates market value. The basis of price valuation for each security is made available to clients upon request. All valuations are determined by the Upright Investment Trust in accordance with procedures advised by the Board of Directors. Upright Investment Trust and the Board of Directors will accept recommendations of an independent pricing service for verification of fair value pricing of all unlisted and unquoted securities.

a.

Fair Value Pricing – A designated independent pricing service which specializes in non-marketable securities will evaluate each unlisted security’s fair value, following the guidelines established by IRS 59-60. These guidelines include the nature of the business as well as the history of the enterprise, the economic outlook in general, the outlook of the specific industry, the book value of the stock, the financial condition of the business, earning capacity and  dividend paying capacity of the enterprise, the enterprise’s goodwill or other intangible value, the sales of the stocks, the size of the block to be valued, and the market prices of securities of companies engaged in the same or similar lines of business traded in a free and open market, either on an exchange or over-the-counter.

b.

Effects of Fair Value Pricing – The fair value pricing represents the amount a fund reasonably expects to receive upon sale of the securities as of the valuation date. However, it does not guarantee that the security can be sold at the fair value price. The fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk which can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publically traded securities. Although these securities may be resold in a privately negotiated transaction, the prices realized from these sales could be less than those originally paid by the fund, or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

c.

Valuation Inputs – ASC 820 defines fair value as the price that the fund would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a three-level fair value hierarchy for the classification of inputs in fair value measurement. The valuation for the Upright Growth Fund of the current reporting period based on the three-tier valuation hierarchy classified by ASC 820 is summarized below:

	Level 1	Level 2	Level 3	Total
Common Stocks	$7,009,470	0	0	$7,009,470
Cash	$2,903,805	0	0	$2,903,805
Total	$9,913,275	0	0	$9,913,275

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: February 24, 2014

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: February 24, 2014

* Print the name and title of each signing officer under his or her signature.